Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2020		Dec. 31, 2019		Sep. 30, 2020
Accounting Policies [Abstract]
Net Income (loss)	$ (1,971,055)		$ 22,272		$ (915,472)
Less: Income attributable to common stock subject to possible redemption	(34,402)		(56,863)		(1,610,360)
Adjusted net loss available to common shares	$ (2,005,457)		$ (34,591)		$ (2,525,832)
Weighted average shares outstanding, basic and diluted	8,226,913	[1]	5,864,684	[2]	8,209,618	[1]
Basic and diluted net loss per common share	$ (0.24)	[3]	$ (0.01)	[4]	$ (0.31)	[3]

[1]	Excludes an aggregate of up to 23,497,390 shares subject to possible redemption.
[2]	Excludes an aggregate of up to 23,763,667 shares subject to possible redemption.
[3]	Excludes interest income and unrealized gains of $34,402 and $1,610,360 attributable to shares subject to possible redemption for the three and nine months ended September 30, 2020, respectively (see Note 2).
[4]	Excludes interest income and unrealized losses of $56,863 attributable to shares subject to possible redemption for the period from September 19, 2019 (inception) through December 31, 2019 (see Note 2).